Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	10,000,000	10,000,000
Common stock, outstanding	10,000,000	10,000,000